Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Description of Business

Description of Business: CTS Corporation ("CTS" or "the Company") is a global manufacturer of electronic components and sensors. CTS designs, manufactures, assembles, and sells a broad line of electronic components and sensors. CTS operates manufacturing facilities located throughout North America, Asia and Europe and services major markets globally.

On October 2, 2013, CTS sold its Electronics Manufacturing Solutions ("EMS") business to Benchmark Electronics, Inc. ("Benchmark") for approximately $75,000,000 in cash. The sale of EMS, along with the announcement of the June 2013 Restructuring Plan ("June 2013 Plan") has allowed CTS to sharpen its focus on its Components and Sensors business. Due to the sale, the 2012 and 2013 amounts in the Consolidated Statements of Earnings (Loss) related to EMS have been reported separately as Discontinued operations. Refer to NOTE 17, "Discontinued Operations."

CTS consists of one reportable business segment. Prior to the sale of the EMS segment, CTS had two reportable segments: 1) Components and Sensors and 2) EMS. The prior year's segment reporting has been updated to conform to the current period's presentation of one reportable business segment.

Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of CTS and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Reclassifications

Reclassifications: Certain reclassifications have been made for the prior periods presented in the consolidated financial statements for discontinued operations resulting from the 2013 sale of the EMS business.

Fiscal Calendar

Fiscal Calendar: CTS operates on a 4 week/ 4 week/ 5 week fiscal quarter, and each fiscal quarter ends on a Sunday. The fiscal year always begins on January 1 and ends on December 31. CTS' fiscal calendar results in some fiscal quarters being either greater than or less than 13 weeks, depending on the days of the week those dates fall. During the 2014 fiscal year, CTS' quarter end dates were as follows:

•	March 30
•	June 29
•	September 28
•	December 31.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with the accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents: All highly liquid investments with maturities of three months or less at the date of purchase are considered to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts: Accounts receivable consists primarily of amounts due to CTS from normal business activities. CTS maintains an allowance for doubtful accounts for estimated uncollectible accounts receivable. CTS reserves for estimated credit losses based upon historical experience and specific customer collection issues. Accounts are written off against the allowance account when they are determined to be no longer collectible.

Concentration of Credit Risk

Concentration of Credit Risk: Financial instruments that potentially subject CTS to concentrations of credit risk consist of cash and cash equivalents. CTS' cash and cash equivalents, at times, may exceed federally insured limits. Cash and cash equivalents are deposited primarily in banking institutions with global operations. CTS has not experienced any losses in such accounts. CTS believes it is not exposed to any significant credit risk on cash and cash equivalents.

Trade receivables subject CTS to the potential for credit risk with major customers. CTS sells its products to customers principally in the automotive, communications, computer, medical, industrial, and defense and aerospace markets, primarily in North America, Europe, and Asia. CTS performs ongoing credit evaluations of its customers to minimize credit risk. CTS does not require collateral. The allowance for doubtful accounts is based on management's estimates of the collectability of its accounts receivable after analyzing historical bad debts, customer concentrations, customer credit worthiness, and current economic trends. Uncollectible trade receivables are charged against the allowance for doubtful accounts when all reasonable efforts to collect the amounts due have been exhausted.

Our net sales to significant customers as a percentage of total net sales were as follows:

	Year Ended December 31,
	2014	2013	2012

Customer A	10.8%	8.4%	10.6%

No other customer accounted for 10% or more of total net sales during these periods.

Inventories

Inventories: CTS values its inventories at the lower of the actual cost to purchase or manufacture using the first-in, first-out ("FIFO") method, or the current estimated market value. CTS reviews inventory quantities on hand and records a provision for excess and obsolete inventory based on forecasts of product demand and production requirements.

Retirement Plans

Retirement Plans: CTS has various defined benefit and defined contribution retirement plans. CTS' policy is to annually fund the defined benefit pension plans at or above the minimum required by law. CTS: 1 Recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in CTS' Consolidated Balance Sheets; 2 Recognizes the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost as a component of Other comprehensive income; and 3 Measures defined benefit plan assets and obligations as of the date of the employer's fiscal year-end Consolidated Balance Sheets. See NOTE 5, "Retirement Plans" for further information.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment is stated at cost. Depreciation and amortization is computed primarily over the estimated useful lives of the various classes of assets using the straight-line method. Useful lives for buildings and improvements range from 10 to 45 years. Machinery and equipment useful lives range from 3 to 8 years. Depreciation on leasehold improvements is computed over the lease term or estimated useful lives of the assets. Amounts expended for maintenance and repairs are charged to expense as incurred. Upon disposition, any related gains or losses are included in operating earnings.

Income Taxes

Income Taxes: Deferred taxes are recognized for the future tax effects of temporary differences between financial and income tax reporting based on enacted tax laws and rates. CTS maintains valuation allowances to reduce deferred tax assets if it is more-likely-than-not that some position or all of the deferred tax asset will not be realized. CTS recognizes the benefit of tax positions when a benefit is more likely than not (i.e., greater than 50% likely) to be sustained on its technical merits. Recognized tax benefits are measured at the largest amount that is more-likely-than-not to be sustained, based on cumulative probability, in final settlement of the position . CTS recognizes interest and penalties related to income tax matters as part of income tax expense. See NOTE 16, "Income Taxes" for further information.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill represents the unamortized excess of the cost of acquiring a business over the fair values of the net assets received at the date of acquisition.

We test the impairment of goodwill each year as of the end of December or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. We completed our annual impairment test during January 2015 and determined that our goodwill was not impaired as of December 31, 2014.

Goodwill of a reporting unit is tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. Examples of such events or circumstances include:

•	Significant adverse change in legal factors or in the business climate,
•	Adverse action or assessment by a regulator,
•	Unanticipated competition,
•	Loss of key personnel,
•	More-likely-than-not expectation that a reporting unit or a significant portion of a reporting unit will be sold or otherwise disposed of,
•	Testing for recoverability of a significant asset group within a reporting unit, and
•	Allocation of a portion of goodwill to a business to be disposed of.

There have not been any significant changes to our impairment testing methodology other than updating the assumptions to reflect the current market environment. CTS will monitor future results and will perform a test if indicators trigger an impairment review.

Other intangible assets capitalized consist primarily of customer lists and relationships, patents and other intangibles. These assets are recorded at cost and amortized on a straight-line basis over a weighted-average life. The weighted-average remaining amortization period for the amortizable intangible assets is 10.9 years. The weighted-average remaining amortization period for customer lists and relationships is 11.9 years and for the other intangibles is 7.6 years.

Revenue Recognition

Revenue Recognition: Product revenue is recognized once four criteria are met: 1. CTS has persuasive evidence that an arrangement exists; 2. delivery has occurred and title has passed to the customer, which generally happens at the point of shipment provided that no significant obligations remain; 3. the price is fixed and determinable; and 4. collectability is reasonably assured.

Research and Development

Research and Development: Research and development ("R&D") costs include expenditures for planned search and investigation aimed at discovery of new knowledge to be used to develop new products or processes or to significantly enhance existing products or production processes. Research and development costs also include the implementation of the new knowledge through design, testing of product alternatives or construction of prototypes. CTS expenses all research and development costs as incurred, net of customer reimbursements for sales of prototype and non-recurring engineering charges.

CTS creates prototypes and tools related to R&D projects. A prototype is defined as a non-production intent constructed product. CTS also incurs engineering costs related to R&D activities. Such costs are incurred to support such activities to improve the reliability, performance and cost-effectiveness of our existing products and to design and develop innovative products that meet customer requirements for new applications. Furthermore, CTS may engage in activities that develop tooling machinery and equipment for its customers.

Costs of molds, dies and other tools used to make products sold for which CTS has a contractual guarantee for lump sum reimbursement from the customer are capitalized in Other current assets. Cost recorded for costs of molds, dies, and other tools for which customer reimbursement is assured consist of the following in the consolidated balance sheet:

	As of December 31,
($ in thousands)	2014	2013

Cost of molds, dies and other tools included in Other current assets	$2,991	$3,059

CTS may, from time to time, partially recover costs related to these activities from the customer. Any reimbursements received from customers are netted against such costs. A summary of amounts received from customers is as follows:

	Year Ended December 31,
($ in thousands)	2014	2013	2012

Reimbursement received from customers	$1,400	$2,087	$3,186

Financial Instruments

Financial Instruments: CTS uses interest rate swaps to convert a portion of the line of credit's variable rate of interest into a fixed rate. As a result of the use of these derivative instruments, the Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the Company has a policy of only entering into contracts with carefully selected major financial institutions based upon their credit ratings and other factors. CTS' established policies and procedures for mitigating credit risk on principal transactions include reviewing and establishing limits for credit exposure and continually assessing the creditworthiness of counterparties.

CTS estimates the fair value of its financial instruments as follows:

Instrument	Method for determining fair value

Cash, cash equivalents, accounts receivable and accounts payable	Cost, approximates fair value due to the short-term nature of these instruments.

Revolving credit facility	The fair value of long-term debt was measured using a market approach which uses current industry information and approximates carrying value.

Interest rate swaps	The fair value of CTS' interest rate swaps are measured using a market approach which uses current industry information.

CTS uses interest rate swaps to convert a portion of the line of credit's variable rate of interest into a fixed rate. As a result of the use of these derivative instruments, the Company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the Company has a policy of only entering into contracts with carefully selected major financial institutions based upon their credit ratings and other factors. CTS' established policies and procedures for mitigating credit risk on principal transactions include reviewing and establishing limits for credit exposure and continually assessing the creditworthiness of counterparties.

Equity-Based Compensation

Equity-Based Compensation: CTS recognizes expense related to the fair value of equity-based compensation awards in the Consolidated Statements of Earnings (Loss). CTS had stock options and restricted stock units ("RSUs") outstanding at December 31, 2014.

CTS estimates the fair value of stock option awards on the date of grant using the Black-Scholes option-pricing model. A number of assumptions are used by the Black-Scholes option-pricing model to compute the grant date fair value, including expected price volatility, option term, risk-free interest rate, and dividend yield. These assumptions are established at each grant date based upon current information at that time. Expected volatilities are based on historical volatilities of CTS' common stock. The expected option term is derived from historical data on exercise behavior. Different expected option terms result from different groups of employees exhibiting different behavior. The dividend yield is based on historical dividend payments. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve at the time of grant. The fair value of awards that are ultimately expected to vest is recognized as expense over the requisite service periods in the Consolidated Statements of Earnings (Loss).

The grant date fair values of our service-based and our performance-based RSUs are the closing price of our common stock on the date of grant. The grant date fair value of our market-based RSUs is determined by using a simulation, or Monte Carlo, approach. Under this approach, stock returns from comparative group companies are simulated over the performance period, considering both stock returns volatility and the correlation of returns. The simulated results are then used to estimate the future payout based on the performance and payout relationship established by the conditions of the award. The future payout is discounted to the measurement date using the risk-free interest rate.

Both CTS' stock options and RSUs primarily have a graded-vesting schedule. CTS recognizes expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. See NOTE 14, "Equity-Based Compensation" for further information.

Earnings Per Share

Earnings Per Share: Basic earnings per share excludes any dilution and is computed by dividing net earnings available to common shareholders by the weighted-average number of common shares outstanding for the period.

Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock resulted in the issuance of common stock that shared in CTS' earnings. Diluted earnings per share is calculated by adding all potentially dilutive shares to the weighted average number of common shares outstanding for the numerator. If the common stock equivalents have an anti-dilutive effect, they are excluded from the computation of diluted earnings per share.

CTS' antidilutive stock options and units consist of the following:

	Year Ended December 31,
(units)	2014	2013	2012

Antidilutive stock options and units	—	—	346

Foreign Currencies

Foreign Currencies: The financial statements of CTS' non-U.S. subsidiaries, except the United Kingdom ("U.K.") subsidiary, are remeasured into U.S. dollars using the U.S. dollar as the functional currency with all remeasurement adjustments included in the determination of net earnings.

Foreign currency (loss) gain recorded in the statement of operations includes the following:

	Year Ended December 31,
($ in thousands)	2014	2013	2012

Foreign currency (loss) gain — continuing operations	$(4,130)	$1,625	$113
Foreign currency (loss) gain — discontinued operations	$—	$(290)	$700

The assets and liabilities of CTS' U.K. subsidiary are translated into U.S. dollars at the current exchange rate at period end, with resulting translation adjustments made directly to the "Accumulated other comprehensive loss" component of shareholders' equity. Consolidated Statement of Earnings (Loss) accounts are translated at the average rates during the period.

Shipping and Handling

Shipping and Handling: All fees billed to the customer for shipping and handling is classified as a component of net sales. All costs associated with shipping and handling is classified as a component of cost of sales.

Sales Tax	Sales Taxes: CTS classifies sales taxes on a net basis in its consolidated financial statements.
Impairment of Long-lived Assets and Long-lived Assets to be Disposed of

Impairment of Long-lived Assets and Long-lived Assets to be Disposed of: CTS accounts for long-lived assets in accordance with the provisions of ASC 360. The statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the sum of the undiscounted cash flows expected to result from the use and the eventual disposition of the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See NOTE 6, "Goodwill and Other Intangible Assets," for further information.

CTS tests Goodwill for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. No goodwill impairment was recorded for the years ended December 31, 2014, 2013 and 2012.

CTS tests indefinite-lived intangibles for impairment annually and when an impairment triggering event occurs using a fair value approach at the reporting unit level. No impairment was recorded for the years ended December 31, 2014 and December 31, 2013. The impairment recognized for the year ending December 31, 2012 was immaterial.

Generally, CTS amortizes the cost of other finite-lived intangibles over a straight-line basis using their estimated useful lives except for the cost of customer list intangibles acquired in the Tusonix, Inc. ("Tusonix"), Fordahl S.A. ("Fordahl"), Valpey-Fisher Corporation ("Valpey-Fisher") and D&R Technologies, LLC ("D&R") acquisitions, which are amortized using a 150% double-declining balance method over their estimated useful lives. CTS assesses useful lives based on the period over which the asset is expected to contribute to CTS' cash flows. CTS reviews the carrying value of its intangible assets whenever events or changes in circumstances indicate an impairment may have occurred. If impaired, the asset is written down to fair value based on either discounted cash flows or appraised values.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

ASU 2014-12, "Compensation — Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period"

In June 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-12, Compensation — Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amended guidance requires that a performance target that affects vesting and that could be achieved after the requisite service period should be treated as a performance condition.

Current U.S. GAAP does not contain explicit guidance on whether to treat a performance target that could be achieved after the requisite service period as a performance condition that affects vesting or as a nonvesting condition that affects the grant-date fair value of an award. The amendments in this update provide explicit guidance for those awards.

The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. Entities may apply the amendments either prospectively to all awards granted or modified after the effective date, or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. These provisions will not have a material impact on our financial statements.

ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)"

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The guidance in this ASU affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts). The new revenue recognition guidance more closely aligns U.S. GAAP with International Financial Reporting Standards ("IFRS"). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that core principle, an entity should apply the following steps:

Step 1:	Identify the contract(s) with a customer.
Step 2:	Identify the performance obligations in the contract.
Step 3:	Determine the transaction price.
Step 4:	Allocate the transaction price to the performance obligations in the contract.
Step 5:	Recognize revenue when (or as) the entity satisfies a performance obligation.

The guidance is effective for annual periods beginning on or after December 15, 2016 and interim periods within that reporting period. Early adoption is not permitted. These provisions of this guidance are still being evaluated. The impact on CTS' financial statements has not yet been determined.

ASU 2014-08, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity"

In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. The ASU is aimed at reducing the frequency of disposals reported as discontinued operations by focusing on strategic shifts that have or will have a major effect on an entity's operations and financial results. In another change from current U.S. GAAP, the guidance permits companies to have continuing cash flows and significant continuing involvement with the disposed component. The new definition of a discontinued operation more closely aligns U.S. GAAP with IFRS.

The ASU requires the reclassification of assets and liabilities of a discontinued operation in the statement of financial position for all prior periods presented. The standard expands the disclosures for discontinued operations and requires new disclosures related to individually material disposals that do not meet the definition of a discontinued operation, an entity's continuing involvement with a discontinued operation following the disposal date and retained equity method investments in a discontinued operation.

The guidance is effective for annual periods beginning on or after December 15, 2014 and interim periods within that year. The ASU is applied prospectively. Early adoption is permitted but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issue. These provisions will not have a material impact on our financial statements.

ASU 2014-06, "Technical Corrections and Improvements Related to Glossary Terms"

In March 2014, the FASB issued ASU 2014-06, Technical Corrections and Improvements Related to Glossary Terms. The new guidance is designed to clarify the Master Glossary of the Codification, consolidate multiple instances of the same into a single definition and make minor improvements to the Master Glossary. The FASB said the amendments are not expected to result in substantial changes to the application of existing guidance. These provisions are effective upon issuance. These provisions will not have a material impact on our financial statements.

Subsequent Events	Subsequent Events: CTS has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements are issued.